Disclosures on Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 1,445.6	₨ 109,372.3	$ 698.9	₨ 48,331.3
Financial liabilities measured at fair value	995.9	75,364.7	1,070.7	74,049.7
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	241.0	18,234.0	281.7	19,481.9
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	618.9	46,824.6	310.5	21,466.8
Financial liabilities measured at fair value	995.9	75,364.7	1,070.7	74,049.7
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 585.7	44,313.7	$ 106.8	7,382.6
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		46,824.6		21,466.8
Financial liabilities measured at fair value		75,364.7		74,049.7
Derivative financial instruments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		46,824.6		21,466.8
Financial liabilities measured at fair value		75,364.7		74,049.7
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		25,349.8		26,864.5
Investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		18,234.0		19,481.9
Investments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		7,115.8		₨ 7,382.6
Finance Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		37,197.9
Finance Receivables [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		₨ 37,197.9